Document and Entity Information	Apr. 12, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 12, 2019
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 12, 2019
Document Effective Date	Apr. 12, 2019
Prospectus Date	Sep. 28, 2018
MFS® International Diversification℠ Fund | A
Prospectus:
Trading Symbol	MDIDX
MFS® International Diversification℠ Fund | R4
Prospectus:
Trading Symbol	MDITX
MFS® International Diversification℠ Fund | B
Prospectus:
Trading Symbol	MDIFX
MFS® International Diversification℠ Fund | C
Prospectus:
Trading Symbol	MDIGX
MFS® International Diversification℠ Fund | I
Prospectus:
Trading Symbol	MDIJX
MFS® International Diversification℠ Fund | R1
Prospectus:
Trading Symbol	MDIOX
MFS® International Diversification℠ Fund | R2
Prospectus:
Trading Symbol	MDIKX
MFS® International Diversification℠ Fund | R3
Prospectus:
Trading Symbol	MDIHX
MFS® International Diversification℠ Fund | R6
Prospectus:
Trading Symbol	MDIZX